Note 25 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending
2016	$5,437,871
2017	3,359,212
2018	1,632,872

Total	$10,429,955